DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	Year Ended December 31,
	2015	2014
Revenue	$24,904,321	$29,522,952
Cost of revenue	15,040,537	17,541,786
Total operating expenses	9,856,344	18,031,318
Operating income (loss) from discontinued operations	7,440	(6,050,152)
Net gain on sale of Geo and Zhongtian	3,699,088	-
Other (loss) income	(2,038,675)	1,000,272
Income (loss) from discontinued operations before income taxes	1,667,853	(5,049,880)
Provision for income taxes	(168,882)	(210,658)
Income (loss) from discontinued operations, net of income taxes	$1,498,971	$(5,260,538)